Fair Value Measurement - Investments Using NAV as Practical Expedient (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 71,880,752	$ 61,542,770
Interest in collective trust
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	5,459,159	5,215,411
Fair Value Measured at Net Asset Value Per Share | Interest in collective trust
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 5,459,159	$ 5,215,411